UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]         Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:         EnTrust Partners LLC, attn: Jill Zelenko
Address:      717 Fifth Avenue, 25th Floor
              New York, NY 10022

Form 13F File Number:     028-04371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jill Zelenko
Title:       Chief Financial Officer/Chief Operating Officer
Phone:       (212) 888-1040

Signature, Place, and Date of Signing:

/s/ Jill Zelenko         New York, New York               August 11, 2003
   [Signature]             [City, State]                       [Date]

Report Type:

         [ ]      13F HOLDINGS REPORT

         [X]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: EnTrust Capital Inc.